ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts
	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Accounts receivable	254,508	242,344	37,248
Less: allowance for doubtful accounts	(63,921)	(81,301)	(12,496)

	190,587	161,043	24,752

Schedule of analysis of the allowance for doubtful accounts
	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Balance, beginning of year	54,638	63,921	9,825
Additions for the current year	10,273	18,432	2,833
Recovery	(990)	(1,052)	(162)

Balance, end of year	63,921	81,301	12,496